EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on April 13, 2016 (Accession No. 0001193125-16-540040), to the Prospectus dated March 1, 2016, for the Class A, C, I and R shares of 1290 Multi-Alternative Strategies Fund.